INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2019	Highland Socially Responsible Equity Fund

Shares		Value ($)
Common Stocks — 90.5%
COMMUNICATION SERVICES — 13.9%
4,000	Alphabet, Inc., Class A (a)	5,357,560
14,000	Facebook, Inc., Class A (a)	2,873,500
25,000	Verizon Communications, Inc.	1,535,000
10,000	Walt Disney Co.	1,446,300

		11,212,360

CONSUMER DISCRETIONARY — 7.9%
6,000	Home Depot	1,310,280
23,000	Lowe’s	2,754,480
4,000	McDonald’s	790,440
17,000	Starbucks Corp.	1,494,640

		6,349,840

CONSUMER STAPLES — 3.7%
23,000	Coca-Cola	1,273,050
14,000	Procter & Gamble	1,748,600

		3,021,650

ENERGY — 2.8%
13,000	Marathon Petroleum	783,250
10,000	Pioneer Natural Resources	1,513,700

		2,296,950

FINANCIALS — 7.9%
30,000	Ally Financial, Inc. (b)	916,800
15,000	Charles Schwab	713,400
10,000	First Republic Bank	1,174,500
6,000	SVB Financial Group (a)	1,506,240
40,000	Zions Bancorp (b)	2,076,800

		6,387,740

HEALTHCARE — 11.9%
66,600	Acreage Holdings, Inc. (a)	394,006
3,000	Amgen, Inc.	723,210
4,000	Becton Dickinson	1,087,880
20,000	Cardinal Health	1,011,600
50,000	Cerner Corp.	3,669,500
15,000	Merck & Co., Inc.	1,364,250
6,000	Vertex Pharmaceuticals, Inc. (a)	1,313,700

		9,564,146

INDUSTRIALS — 9.4%
14,000	Caterpillar	2,067,520
35,000	Fastenal	1,293,250
13,000	Illinois Tool Works	2,335,190
20,000	Owens Corning	1,302,400
30,000	Steelcase, Class A (b)	613,800

		7,612,160

INFORMATION TECHNOLOGY — 25.7%
3,000	Adobe, Inc. (a)	989,430
10,000	Analog Devices	1,188,400
25,000	Cisco Systems	1,199,000
25,000	Cognex Corp.	1,401,000
26,000	Intel Corp.	1,556,100
9,000	Intuit, Inc.	2,357,370
5,000	Mastercard, Class A	1,492,950
8,000	Microchip Technology	837,760
40,000	Microsoft Corp.	6,308,000
13,000	Oracle	688,740

Shares		Value ($)
Common Stocks (continued)
INFORMATION TECHNOLOGY (continued)
5,000	salesforce.com, Inc. (a)	813,200
10,000	Visa, Inc., Class A	1,879,000

		20,710,950

MATERIALS — 4.3%
10,000	Avery Dennison Corp.	1,308,200
3,000	Linde	638,700
35,000	Newmont Goldcorp Corp.	1,520,750
2,000	Omnimax International, Inc. (a)(c)(d)	6,240

		3,473,890

REAL ESTATE — 2.1%
3,000	American Tower, REIT	689,460
100,000	SREF REIT	1,000,000

		1,689,460

UTILITIES — 0.9%
10,000	Ormat Technologies, Inc.	745,200

	Total Common Stocks (Cost $70,867,614)	73,064,346

Registered Investment Companies — 7.8%
220,978	Highland Merger Arbitrage Fund, Class Z (e)	4,302,438
113,630	NexPoint Strategic Opportunities Fund (b)(e)	2,012,387

	Total Registered Investment Companies (Cost $6,795,817)	6,314,825

Preferred Stock — 0.0%
HEALTHCARE — 0.0%
434,783	AMINO, Inc., Series C (a)(c)(f)(g)	—

	Total Preferred Stock (Cost $2,500,002)	—

Cash Equivalent — 0.3%
MONEY MARKET FUND(h) — 0.3%
234,732	Dreyfus Treasury & Agency Cash Management, Institutional Class 1.490%	234,732

	Total Cash Equivalent (Cost $234,732)	234,732

Total Investments - 98.6%		79,613,903

(Cost $80,398,165)
Other Assets & Liabilities, Net - 1.4%		1,126,943

Net Assets - 100.0%		80,740,846

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for written options contracts. The market value of the securities pledged as collateral was $4,947,467.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of December 31, 2019	Highland Socially Responsible Equity Fund

(c)

Securities with a total aggregate value of $6,240, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(d)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $6,240, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2019. Please see Notes to Investment Portfolio.

(e)	Affiliated issuer. Assets with a total aggregate market value of $6,314,825, or 7.8% of net assets, were affiliated with the Fund as of December 31, 2019.
(f)	There is currently no rate available.
(g)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stock	11/18/2016	$2,500,002	$—	0.0%

(h)	Rate shown is 7 day effective yield.

Written call option contracts outstanding as of December 31, 2019 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Cerner	$72.50	Jefferies	January 2020	(250)	$1,827,750	$(29,402)	$(36,250)